Shareholder Fees {- Fidelity Digital Health ETF}	Oct. 01, 2021 USD ($)
NF_06.30 Fidelity Factor ETFs Combo PRO -01 | Fidelity Digital Health ETF
Shareholder Fees:
(fees paid directly from your investment)	none